Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities

In the normal course of business, DPL enters into various financial instruments, including derivative financial instruments. We use derivatives principally to manage the interest rate risk associated with our long-term debt. The derivatives that we use to economically hedge these risks are governed by our risk management policies for forward and futures contracts. Our net positions are continually assessed within our structured hedging programs to determine whether new or offsetting transactions are required. We monitor and value derivative positions monthly as part of our risk management processes. We use published sources for pricing, when possible, to mark positions to market. All of our derivative instruments are used for risk management purposes and are designated as cash flow hedges if they qualify under FASC 815 for accounting purposes.

DPL's interest rate swaps are designated as a cash flow hedge and have a combined notional amount of $140.0 million as of December 31, 2019 and 2018.

Cash Flow Hedges
As part of our risk management processes, we identify the relationships between hedging instruments and hedged items, as well as the risk management objective and strategy for undertaking various hedge transactions. The fair values of cash flow hedges determined by current public market prices will continue to fluctuate with changes in market prices up to contract expiration. With the adoption of ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted improvements to Accounting for Hedging Activities effective January 1, 2019, we will no longer be required to calculate effectiveness and thus the entire change in the fair value of a hedging instrument will be recorded in other comprehensive income and amounts deferred will be reclassified to earnings in the same income statement line as the hedged item in the period in which it settles.

In prior years, we entered into forward power contracts and forward natural gas contracts to manage commodity price risk exposure related to our generation of electricity. We do not hedge all commodity price risk. We reclassify gains and losses on forward power contracts from AOCI into earnings in those periods in which the contracts settle. As of December 31, 2018, we no longer held any positions in forward power contracts or forward natural gas contracts.

We have two interest rate swaps to hedge the variable interest on our $140.0 million variable interest rate tax-exempt First Mortgage Bonds due August 2020. The interest rate swaps have a combined notional amount of $140.0 million and will settle monthly based on a one-month LIBOR. The original notional amount was $200.0 million, but on March 29, 2018, we settled $60.0 million of these interest rate swaps due to the partial repayment of the underlying debt and a gain of $0.8 million was recorded as a reduction to interest expense. Since the swap was partially settled, the remaining swaps were de-designated and then re-designated with a new hypothetical derivative. The AOCI associated with the remaining swaps will be amortized out of AOCI into interest expense over the remaining life of the underlying debt.

We use the income approach to value the swaps, which consists of forecasting future cash flows based on contractual notional amounts and applicable and available market data as of the valuation date. The most common market data inputs used in the income approach include volatilities, spot and forward benchmark interest rates (LIBOR). Forward rates with the same tenor as the derivative instrument being valued are generally obtained from published sources, with these forward rates being assessed quarterly at a portfolio-level for reasonableness versus comparable published rates. We reclassify gains and losses on the swaps out of AOCI and into earnings in those periods in which hedged interest payments occur.

The following tables provide information on gains or losses recognized in AOCI for the cash flow hedges for the periods indicated:

	Years ended December 31,
	2019		2018		2017
$ in millions (net of tax)	Power	Interest Rate Hedges	Power	Interest Rate Hedges	Power	Interest Rate Hedges
Beginning accumulated derivative gain / (loss) in AOCI	$0.4	$16.6	$(2.8)	$17.5	$(4.3)	$17.4

Net gains / (losses) associated with current period hedging transactions	—	(1.0)	—	(0.1)	8.8	0.8
Net (gains) / losses reclassified to earnings:
Interest Expense	—	(1.1)	—	(0.8)	—	(0.7)
(Income) / loss from discontinued operations before income tax	(0.4)	—	3.2	—	(7.3)	—
Ending accumulated derivative gain / (loss) in AOCI	$—	$14.5	$0.4	$16.6	$(2.8)	$17.5

Portion expected to be reclassified to earnings in the next twelve months		$(1.1)
Maximum length of time that we are hedging our exposure to variability in future cash flows related to forecasted transactions (in months)		8

Net gains or losses associated with the ineffective portion of the hedging transactions were immaterial for the years ended December 31, 2018 and 2017.

Derivatives Not Designated as Hedges
In prior years certain derivative contracts were entered into on a regular basis as part of our risk management program but did not qualify for hedge accounting or the normal purchases and sales exceptions under FASC 815. Accordingly, such contracts were recorded at fair value with changes in the fair value charged or credited to the consolidated statements of operations in the period in which the change occurred. This is commonly referred to as “MTM accounting”. Contracts we entered into as part of our risk management program may have been settled financially, by physical delivery or net settled with the counterparty. For the years ended December 31, 2018 and 2017, all amounts related to such contracts are presented in discontinued operations. As of December 31, 2018, we no longer had any such contracts.

Certain qualifying derivative instruments we previously held were designated as normal purchases or normal sales contracts, as provided under GAAP. Derivative contracts that have been designated as normal purchases or normal sales under GAAP are not subject to MTM accounting treatment and are recognized in the consolidated statements of operations on an accrual basis. For the years ended December 2018 and 2017, all amounts related to such contracts are presented in discontinued operations. As of December 31, 2018, we no longer had any such contracts.

The following tables show the amount and classification within the Consolidated Statements of Operations or Balance Sheets of the gains and losses on DPL’s derivatives not designated as hedging instruments for the years ended December 31, 2018 and 2017:

	Year ended December 31, 2018
$ in millions	FTRs	Power	Natural Gas	Total
Change in unrealized gain / (loss)	$0.3	$—	$(0.1)	$0.2
Realized gain / (loss)	0.4	—	0.3	0.7
Total	$0.7	$—	$0.2	$0.9

Recorded in Statement of Operations: gain / (loss)
Income / (loss) from discontinued operations before income tax	$0.7	$—	$0.2	$0.9
Total	$0.7	$—	$0.2	$0.9

	Year ended December 31, 2017
$ in millions	FTRs	Power	Natural Gas	Total
Change in unrealized gain / (loss)	$(0.4)	$1.9	$0.1	$1.6
Realized gain / (loss)	0.8	(0.7)	1.5	1.6
Total	$0.4	$1.2	$1.6	$3.2

Recorded in Statement of Operations: gain / (loss)
Income / (loss) from discontinued operations before income tax	$0.4	$1.2	$1.6	$3.2
Total	$0.4	$1.2	$1.6	$3.2

When applicable, DPL has elected not to offset derivative assets and liabilities and not to offset net derivative positions against the right to reclaim cash collateral pledged (an asset) or the obligation to return cash collateral received (a liability) under derivative agreements. As of December 31, 2019 and 2018, DPL did not have any offsetting positions.

The following table summarizes the fair value, balance sheet classification and hedging designation of DPL’s derivative instruments.

			December 31,
	Hedging Designation	Balance sheet classification	2019	2018
Interest rate hedges in a current asset position	Cash Flow Hedge	Prepayments and other current assets	$0.1	$0.9
Interest rate hedges in a non-current asset position	Cash Flow Hedge	Other non-current assets	$—	$0.6